Basis of Presentation of the Consolidated Financial Statements - Joint Arrangements (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	Oct. 28, 2021	Apr. 01, 2021
Statement Of Compliance And Basis Of Presentation [Line Items]
Cash flows from the loss or gains of control of subsidiaries or other businesses, net	$ 1,234,493,876
Enel Green Power Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of voting equity interests acquired					50.00%
Enel Transmisin Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Cash flows from the loss or gains of control of subsidiaries or other businesses, net	$ 1,228,616,013
HIF H2 S.p.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	50.00%	50.00%
Total	50.00%	50.00%
Transmisora Electrica de Quillota Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Sociedad de Inversiones K Cuatro SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
GNL Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	33.33%	33.33%
Total	33.33%	33.33%
Energa Marina SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	25.00%	25.00%
Total	25.00%	25.00%
Enel X Way Chile SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	49.00%	0.00%
Total	49.00%
Percentage of voting equity interests acquired			50.00%	10.00%
Enel X AMPCI Ebus Chile SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect		20.00%
Total		20.00%
Cash flows from the loss or gains of control of subsidiaries or other businesses, net	$ 2,001,407